INCOME TAXES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Percentage of tax deduction for qualified research and development expenses	50.00%	50.00%	50.00%	50.00%
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	$ (17,189)	¥ (111,349)	¥ (9,938)	¥ (32,934)
Income tax computed at PRC statutory tax rate of 25%	(4,297)	(27,838)	(2,485)	(8,233)
Preferential tax rates	515	3,335	2,192	(50)
International rate differences	(269)	(1,745)	2,169	1,496
Additional 50% tax deduction for qualified research and development expenses	(1,472)	(9,531)	(10,861)	(7,227)
Non-deductible expenses	2,866	18,564	8,629	22,389
Effect of changes in tax rates on deferred taxes	(218)	(1,406)	(5,575)	3,947
Changes in unrecognized tax benefits	(299)	(1,939)	616	2,738
Changes in the valuation allowance	(301)	(1,949)	1,980	(2,123)
Effect of changes in tax rates on prior year tax				(11,642)
Other permanent difference	(16)	(105)	238
Income tax expense (benefit)	$ (3,491)	¥ (22,614)	¥ (3,097)	¥ 1,295